FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	$ 10,385	$ 13,412
Reclamation and closure provision	4,357
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	10,385
Lease liabilities	557
Credit facility	112,629
Reclamation and closure provision	4,357
Total contractual obligations	127,928
Liquidity risk [Member] | Less than 1 year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	10,385
Lease liabilities	186
Credit facility	7,711
Reclamation and closure provision	0
Total contractual obligations	18,282
Liquidity risk [Member] | 1 - 3 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	142
Credit facility	104,918
Reclamation and closure provision	0
Total contractual obligations	105,060
Liquidity risk [Member] | 4 - 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	81
Credit facility	0
Reclamation and closure provision	0
Total contractual obligations	81
Liquidity risk [Member] | After 5 years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accounts payable and accrued liabilities	0
Lease liabilities	148
Credit facility	0
Reclamation and closure provision	4,357
Total contractual obligations	$ 4,505